Business Combination and Acquisition - Okpo Consideration Transferred (Details) - Opco $ / shares in Units, $ in Thousands	Oct. 15, 2021 USD ($) $ / shares shares
Business Acquisition [Line Items]
Equity consideration paid to Opco Equity Holders	$ 1,904,648	[1]
Cash paid for redeemed Opco Incentive Units	1,488	[2]
Cash paid for seller transaction costs	13,454	[3]
Total purchase consideration	$ 1,919,590
Opco common units (in shares) | shares	189,933
Fair value per unit (in usd per share) | $ / shares	$ 9.46
Fair value of Opco common units	$ 1,796,769
Fair value of Opco common incentive units based on services rendered	107,879
Equity consideration paid to Opco Equity Holders	$ 1,904,648	[1]
Redemption of temporary equity, percentage	40.00%

[1]	The equity consideration paid to Opco Equity Holders is equal to the estimated fair value of noncontrolling interest on the acquisition date. Equity consideration paid to Opco Equity Holders consisted of the following:
[2]	Represents the cash paid to certain Opco Equity Holders in exchange for the redemption of 40% of the first one-third of their Opco common incentive units and preferred incentive units which vested at the effective time of the Business Combination (Note 11).
[3]	Represents Opco’s liability to pay transaction costs as of the Business Combination date, which was settled with cash received from the Business Combination.